Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Dec. 09, 2011
Document And Entity Information
Entity Registrant Name	TECHE HOLDING CO
Entity Central Index Key	0000934538
Document Type	10-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 47,000,000
Entity Common Stock, Shares Outstanding		2,058,004
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and due from banks	$ 13,541	$ 15,420
Interest-bearing deposits	15,614	25,235
Securities available-for-sale at fair value (amortized cost of $23,855 in 2011 and $14,307 in 2010)	25,148	14,996
Securities held-to-maturity-at amortized cost (estimated fair value of $82,859 in 2011 and $61,711 in 2010)	80,598	59,566
Loans receivable-net of allowance for loan losses of $8,331 in 2011 and $9,256 in 2010	600,271	586,635
Accrued interest receivable	2,320	2,480
Investment in Federal Home Loan Bank stock, at cost	5,318	5,402
Real estate owned, net	1,405	1,181
Prepaid expenses and other assets	5,021	6,898
Goodwill	3,647	3,647
Life insurance contracts	13,905	13,310
Premises and equipment, net	26,415	26,754
TOTAL ASSETS	793,203	761,524
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	598,582	579,355
Advances from Federal Home Loan Bank	108,183	100,017
Advance payments by borrowers for taxes and insurance	2,436	2,463
Accrued interest payable	319	429
Accounts payable and other liabilities	3,696	3,747
TOTAL LIABILITIES	713,216	686,011
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, 5,000,000 shares authorized, none issued	0	0
Common stock, $.01 par value, 10,000,000 shares authorized; 4,688,697 and 4,672,567 shares issued, 2,062,040 and 2, 081,486 outstanding	47	47
Additional paid-in capital	53,372	52,685
Retained earnings	78,203	73,942
Unearned ESOP shares	(65)	(326)
Treasury stock, 2,626,657 and 2,591,081 shares - at cost	(52,058)	(50,862)
Accumulated other comprehensive loss on held-to-maturity securities	(353)	(428)
Accumulated other comprehensive income on available for sale securities	841	455
TOTAL STOCKHOLDERS' EQUITY	79,987	75,513
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 793,203	$ 761,524

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Assets
Allowance for Loan losses	$ 8,331	$ 9,256
Stockholders Equity
Preferred Stock shares Authorized	5,000,000	5,000,000
Preferred Stock shares Issued	0	0
Common Stock Shares par value	$ 0.01	$ 0.01
Common Stock Shares Authorized	10,000,000	10,000,000
Common Stock Shares Issued	4,688,697	4,672,567
Treasury Stock	2,626,657	2,591,081

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
INTEREST INCOME:
Interest and fees on loans	$ 36,679	$ 38,406	$ 40,190
Interest and dividends on investments	2,070	2,662	3,848
Other interest income	609	268	199
TOTAL INTEREST INCOME	39,358	41,336	44,237
INTEREST EXPENSE:
Deposits	5,290	7,161	10,524
Advances from Federal Home Loan Bank	3,878	4,543	4,773
TOTAL INTEREST EXPENSE	9,168	11,704	15,297
NET INTEREST INCOME	30,190	29,632	28,940
PROVISION FOR LOAN LOSSES	3,900	3,896	3,026
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	26,290	25,736	25,914
NON-INTEREST INCOME:
Total other-than temporary impairment losses	(532)	(451)	(1,311)
Portion of impairment losses recognized in other comprehensive income	246	274	375
Net impairment losses recognized in earnings	(286)	(177)	(936)
Service charges and other	14,779	15,227	15,415
Gain on sale of premises and equipment	103	0	10
Gain (loss) on sale and impairments of equity securities	96	37	(99)
Gain on sales of loans	25	13	559
Other income	826	860	903
TOTAL NON-INTEREST INCOME	15,543	15,960	15,852
NON-INTEREST EXPENSE:
Compensation and employee benefits	16,717	16,414	16,418
Occupancy, equipment and data processing expense	6,120	6,329	6,244
Marketing and professional fees	2,776	2,558	2,743
Deposit insurance premiums	725	1,081	1,082
Louisiana shares tax	577	513	567
Other operating expenses	4,216	4,334	4,318
TOTAL NON-INTEREST EXPENSE	31,131	31,229	31,372
INCOME BEFORE INCOME TAXES	10,702	10,467	10,394
INCOME TAXES	3,474	3,366	3,258
NET INCOME	$ 7,228	$ 7,101	$ 7,136
BASIC EARNINGS PER COMMON SHARE	$ 3.49	$ 3.4	$ 3.38
DILUTED EARNINGS PER COMMON SHARE	$ 3.45	$ 3.37	$ 3.36
DIVIDENDS PER SHARE	$ 1.44	$ 1.42	$ 1.41

Consolidated Statetments Of Shareholders Equity (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-In Capital	Retained Earnings	Unearned Compensation	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Sep. 30, 2008	$ 47	$ 51,973	$ 65,600		$ (49,313)	$ (263)	$ 68,044
Unearned ESOP compensation				(586)			(586)
Exercise of stock options, including tax benefit		14					14
Tax effect of restricted stock vesting		(28)					(28)
Stock based compensation		326					326
Purchase of common stock for treasury					(921)		(921)
Dividends declared			(2,950)				(2,950)
Comprehensive income:
Net income			7,136				7,136
Accumulated other comprehensive income, net						450	450
Total comprehensive income							7,586
Ending Balance at Sep. 30, 2009	47	52,285	69,786	(586)	(50,234)	187	71,485
Unearned ESOP compensation		20		260			280
Exercise of stock options, including tax benefit		29					29
Tax effect of restricted stock vesting		(53)					(53)
Stock based compensation		404					404
Purchase of common stock for treasury					(628)		(628)
Dividends declared			(2,945)				(2,945)
Comprehensive income:
Net income			7,101				7,101
Accumulated other comprehensive income, net						(160)	(160)
Total comprehensive income							6,941
Ending Balance at Sep. 30, 2010	47	52,685	73,942	(326)	(50,862)	27	75,513
Unearned ESOP compensation		48		261			309
Exercise of stock options, including tax benefit		138					138
Tax effect of restricted stock vesting		(30)					(30)
Stock based compensation		531					531
Purchase of common stock for treasury					(1,196)		(1,196)
Dividends declared			(2,967)				(2,967)
Comprehensive income:
Net income			7,228				7,228
Accumulated other comprehensive income, net						461	461
Total comprehensive income							7,689
Ending Balance at Sep. 30, 2011	$ 47	$ 53,372	$ 78,203	$ (65)	$ (52,058)	$ 488	$ 79,987

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,228	$ 7,101	$ 7,136
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of discount and amortization of premium on investments and mortgage-backed securities	(317)	(213)	(295)
Provision for loan losses	3,900	3,896	3,026
Provision for loss on real estate owned	25	198	221
Stock-based compensation	531	404	326
Deferred income tax expense (benefit)	388	(1,182)	(925)
Gain on sale of loans	(25)	(13)	(559)
(Gain) loss on sale and impairment of equity securities	(96)	(37)	99
Gains on sale of premises and equipment	(103)	0	(10)
Loss on sale of real estate owned	47	103	16
Impairment of securities	286	177	936
Depreciation	1,442	1,560	1,536
Increase in bank owned life insurance	(595)	(586)	(597)
Amortization of intangible assets	17	28	41
Change in prepaid expenses and other assets	1,474	(2,427)	308
Decrease in accrued interest receivale	160	142	349
Change in accounts payable and other liabilities	(51)	(566)	725
Decrease in accrued interest payable	(110)	(314)	(132)
Excess tax benefits from share-based payment arrangements	30	53	28
Other – net	478	(191)	747
Net cash provided by operating activities	14,709	8,133	12,976
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investment securities available-for-sale	232	577	201
Purchase of securities available for sale	(13,926)	(178)	(12)
Principal repayments on securities available-for-sale	3,617	5,517	6,299
Purchase of securities held to maturity	(40,982)	(18,120)	(33,954)
Principal repayments on securities held to maturity	20,001	34,036	11,855
Net loan originations	(21,515)	(4,255)	(33,056)
Purchase of loans	(1,080)	(1,358)	(4,684)
Proceeds from sale of loans	2,132	1,536	28,654
Investment in FHLB Stock, net	84	(339)	(299)
Purchase of premises and equipment	(1,499)	(1,094)	(1,855)
Proceeds from sale of premises and equipment	499	0	10
Proceeds from sale of real estate owned	2,656	2,557	350
Net cash provided by investing activities	(49,781)	18,879	(26,491)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(2,967)	(2,945)	(2,950)
Repayment of ESOP loan	261	260	(586)
Net increase (decrease) in deposits	19,227	(6,114)	(3,759)
Proceeds of long term FHLB advances	33,667	10,000	5,000
Repayment of long-term FHLB advances	(27,201)	(10,611)	(9,249)
Net increase in short-term FHLB advances	1,700	0	0
Cash paid for purchase of common stock for treasury	(1,196)	(628)	(921)
Proceeds from exercise of stock options	138	29	14
Excess tax benefit (expense) from share-based payment arrangements	(30)	(53)	(28)
Change in advance payments by borrower for taxes and insurance	(27)	30	(443)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	23,572	(10,032)	(12,922)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(11,500)	16,698	(26,437)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	40,655	23,675	50,112
CASH AND CASH EQUIVALENTS, END OF PERIOD	29,155	40,655	23,675
Supplemental disclosure of cash flow information
Cash paid for interest	9,278	12,018	15,429
Cash paid for taxes	2,900	4,600	3,800
Supplemental schedule of noncash investing activities:
Accumulated other comprehensive income, net of income taxes	461	(160)	450
Transfer from loans to real estate owned	3,220	3,572	2,212
Loans originated to finance/sell real estate owned	$ 268	$ 1,486	$ 15

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies of the Company are described below.

Principles of Consolidation - The consolidated financial statements include the accounts of Teche Holding Company and its wholly-owned subsidiary, Teche Federal Bank (the “Bank” and together with Teche Holding Company “the Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The Company operates principally in the community bank segment by attracting deposits from the general public and using such deposits primarily to originate loans. These loans include those secured by first mortgages on owner-occupied, family residences as well as home improvement and other consumer loans. The Company also makes commercial mortgage loans.

Concentrations of Credit Risk – The Company makes loans to individuals and small businesses located primarily in southern Louisiana for various personal and commercial purposes.  The Company has a diversified loan portfolio and the borrowers’ ability to repay their loans is not directly dependent upon any specific economic sector.  The Company will from time to time purchase loans from outside the market area.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents - Cash and cash equivalents comprise cash on hand and non-interest bearing and interest bearing demand deposits with other financial institutions.  The Company is required to maintain certain cash reserves relating to its deposit liabilities.

Securities - Securities are classified as held-to-maturity or available-for-sale. Management determines the classification of securities when they are purchased and reevaluates this classification periodically as conditions change that could require reclassification.

Securities which the Company both positively intends and has the ability to hold to maturity are classified as securities held-to-maturity and are carried at amortized cost. Intent and ability to hold are not considered satisfied when a security is available to be sold in response to changes in interest rates, prepayment rates, liquidity needs or other reasons as part of an overall asset/liability management strategy.

Securities not meeting the criteria to be classified as securities held-to-maturity are classified as available-for-sale and are carried at fair value. Net unrealized holding gains or losses are excluded from net income and are recognized, net of income taxes, in other comprehensive income and in accumulated other comprehensive income, a separate component of stockholders’ equity.

Premiums and discounts on securities, both those held-to-maturity and those available-for-sale, are amortized and accreted to income as an adjustment to the securities’ yields using the interest method. Realized gains and losses on securities, including declines in value judged to be other than temporary, are reported as a component of income. The cost of securities sold is specifically identified for use in calculating realized gains and losses.

If the fair value of a debt security is below its amortized cost basis at the quarter end, the security is evaluated for other-than-temporary impairment (OTTI). For debt securities, the Company considers its intention to sell the security.  If the Company does not intend on selling the security, then it is evaluated whether it is more likely than not it will be required to sell the security before recovery of the amortized cost.  If the Company fails either of those tests, then the Company records OTTI for the affected security equal to the difference between the fair value and amortized cost.

If it is not more likely than not that the Company will be required to sell a debt security, then it goes to the next step to determine if OTTI exists. In determining if OTTI exists, management considers: (1) the length of time and the extent to which the fair value has been less than cost, (2) adverse conditions related to the security, industry or geographic area, (3) the financial condition and near-term prospects of the issuer, (4) failure of the issuer to make scheduled interest or principal payments and the outlook for receiving the contractual cash flows of the investments, (5) changes in the rating of the security (for purposes of the evaluation, a drop in the rating below AA is considered adverse) and (6) historical and subsequent volatility of fair value of the security.  If these conditions provide an indication of a reduction in expected cash flows, then cash flows are evaluated to determine the amount of credit-related impairment equal to the present value of cash flows not expected to be received.  If OTTI has been identified, the credit-related impairment, to the extent it does not reduce the security below fair value, is charged to earnings and the non-credit-related impairment is adjusted through other comprehensive income for both held to maturity and available-for-sale securities.

For marketable equity securities, the Company evaluates its ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  Evidence considered to determine anticipated recovery are analysts reports on the issuer and the financial condition of the issuer or the industry.  If OTTI is identified, the security is adjusted to fair value through a charge to earnings.

During the years ended September 30, 2011, 2010 and 2009, the Company recognized non-credit impairment charges in other comprehensive loss related to certain held-to-maturity securities.  The cumulative amount of these charges created a separate accumulated other comprehensive loss for held to maturity securities.  This accumulated other comprehensive loss will be accreted to other comprehensive income over the remaining life of the security in a prospective manner on the basis of the amount and timing of future estimated cash flows.  See Note 3 for further discussion of OTTI on investment securities, and Note 12 for more information on impairment losses recognized in Other Comprehensive Income (Loss).

Loans Receivable - Loans receivable are stated at the unpaid principal balances, less the allowance for loan losses, net deferred loan fees, and unearned premiums and discounts. The unearned premiums and discounts relate principally to purchased loans. Interest on loans is credited to income based on the principal amount outstanding using the interest method.

When doubt exists as to the collectability of a loan (typically when the loan is 90 days’ delinquent or impaired), the loan is placed on non-accrual status. When a loan is placed on non-accrual status, interest accrued prior to the determination of uncollectibility is reversed from income. Loans are returned to an accruing status only as payments are received and when collection of all principal and interest is no longer in doubt, usually after 6 months of satisfactory performance. Payments received on such non-accrual loans are applied first to recovery of lost interest and next to outstanding loan amounts.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructurings and non-homogeneous loans in which full payment of all scheduled amounts due is not expected. The Company calculates a reserve required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of its collateral if the loan is collateral dependent.

Allowance for Loan Losses - The allowance for loan losses is a valuation allowance available for losses incurred on loans. Any losses are charged to the allowance for loan losses when the loss is confirmed. Recoveries are credited to the allowance at the time of recovery.

Management estimates the level of losses that is adequate to absorb probable losses inherent in the existing portfolio. Based on these estimates, an amount is charged to or recovered from the provision for loan losses and credited or debited to the allowance for loan losses in order to adjust the allowance to a level determined to be adequate to absorb such losses.

Management’s judgment as to the level of losses on existing loans involves the consideration of current economic conditions and their potential effects on specific borrowers; an evaluation of the existing relationships among loans, known and inherent risks in the loan portfolio, and the present level of the allowance; results of examination of the loan portfolio by regulatory agencies; and management’s internal review of the loan portfolio. In determining the collectability of certain loans, management also considers the fair value of any underlying collateral.

It should be understood that estimates of loan losses involve an exercise of judgment. While it is possible that in particular periods the Company may sustain losses which are substantially different from the allowance for loan losses, it is the judgment of management that the allowance for loan losses reflected in the consolidated balance sheets is adequate to absorb probable losses inherent in the loan portfolio.

Loan Fees, Loan Costs, Discounts and Premiums - Loan origination fees, certain direct loan origination costs and discounts and premiums on loans are deferred and amortized as an adjustment to the related loan’s yield using the interest method over the contractual life of the loan.

Federal Home Loan Bank Stock - Federal Home Loan Bank (“FHLB”) stock is recorded at cost and is periodically reviewed for impairment. The Company owns stock in the FHLB of Dallas in order to gain access to cost effective funding and liquidity sources.  The Company considers the capital position of the FHLB of Dallas as well as recent redemptions of the common stock when considering whether or not the investment is impaired.  As of September 30, 2011, the FHLB of Dallas was in compliance with its regulatory capital requirements, and was still redeeming excess activity-based common stock, therefore the Company concluded that the investment was not impaired.  The FHLB of Dallas received a rating of AA+ which reflects its consistent risk-adjusted earnings, superior asset quality, and unique position as a key funding source to its member institutions, as well as the substantial support of the U.S. Government.

No ready market exists for the FHLB of Dallas stock.  It has no quoted market value and is carried at cost.  Cost approximates fair market value based upon the redemption policies and practices of the FHLB of Dallas, which provide redemption at par.

Goodwill - Goodwill does not require amortization but is subject to at least an annual assessment for impairment, unless interim events or circumstances make it more likely than not that an impairment loss has occurred. Impairment is defined as that amount by which the implied fair value of the goodwill is less than the goodwill’s carrying value. Impairment losses would be charged to operating expense. The existing goodwill is not deductible for income tax purposes.  For the purposes of evaluating goodwill, the Company has determined that it operates only one reporting unit.  The Company performed a qualitative assessment and determined that it was not more likely than not that the fair value of the reporting unit was less than the carrying amount at September 30, 2011.

Core Deposit Intangible - The core deposit intangible with a cost of $520 and accumulated amortization of $497 and $480 at September 30, 2011 and 2010, respectively, is included in prepaid expenses and other assets on the consolidated balance sheets.

Premises and Equipment - Land is carried at cost.  Buildings and equipment are carried at cost less accumulated depreciation.  The Company computes depreciation generally on the straight-line method for financial reporting. The estimated useful lives used to compute depreciation are:  buildings and improvements, twenty to forty years; and furniture, fixtures and equipment, three to ten years.

Real Estate Owned - Real estate acquired through, or in lieu of, foreclosure is initially recorded at the fair value at the time of foreclosure, less estimated selling costs, and any related write-down is charged to the allowance for loan losses.  Valuations are periodically performed by management and provisions for estimated losses on real estate owned are charged to income when fair value is determined to be less than the carrying value.  Costs relative to the development and improvement of properties are capitalized to the extent realizable, whereas, ordinary upkeep disbursements are charged to expense. The ability of the Company to recover the carrying value of real estate is based upon future sales of the real estate owned. The ability to affect such sales is subject to market conditions and other factors, many of which are beyond the Company’s control. Operating income of such properties, net of related expenses, and gains and losses on their disposition are included in the accompanying consolidated statements of income.

Life Insurance Contracts - Life insurance contracts represent single premium life insurance contracts on the lives of certain officers of the Company. The Company is the beneficiary of these policies. These contracts are reported at their cash surrender value and changes in the cash surrender value are included in other non-interest income.

Employee Stock Ownership Plan (ESOP) - The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of Teche Federal Bank’s employees who meet certain eligibility requirements.  The Company has an internally-leveraged ESOP trust that covers substantially all of its employees.  Such internal leverage is reflected as unearned compensation in stockholders’ equity.  The Company records compensation expense associated with the ESOP based on the average market price (fair value) of the total Company shares committed to be released, and subsequently allocated to participants, during the year.  The Company further records as compensation expense any dividends declared on unallocated Company shares in the ESOP trust.  Earnings per share computations include any allocated shares in the ESOP trust.

Income Taxes - The Company follows the practice of filing a consolidated federal return.  Income taxes are allocated to each company as if filed separately for federal purposes.

Certain items of income and expense for financial reporting are recognized differently for income tax purposes (principally the provision for loan losses and depreciation). Provisions for deferred taxes are made in recognition of such temporary differences using the liability method.  Current income taxes are recorded based on amounts due with the current income tax returns. The need for a valuation allowance is considered when it is determined more likely than not that a deferred tax asset will not be realized.

The Company accounts for penalties and interest related to income tax liabilities as a component of other expense.  The Company and its subsidiaries’ tax filings for the years ended September 30, 2007 through 2010 are currently open to audit under statutes of limitation by the Internal Revenue Service.

Income Per Share - Basic net income per common share (EPS) is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Shares controlled by the ESOP are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income of the Company. Diluted EPS is computed by dividing net income by the total of the weighted-average number of shares outstanding plus the effect of outstanding options and stock grants. The dilution effect of stock options and stock grants is determined using the treasury stock method.  The effect of any anti-dilutive common stock equivalents is excluded from the diluted EPS computation.

Comprehensive Income - Comprehensive income includes net income and other comprehensive income or loss, which in the case of the Company includes only unrealized gains and losses on securities, net of related income taxes.

Stock-Based Compensation - The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). It also requires measurement of the cost of employee services received in exchange for an award based on the grant date fair value of the award.  Excess tax benefits are reported as financing cash inflows, rather than as a reduction of taxes paid, which is included within operating cash flows.

NEW ACCOUNTING PRONOUNCEMENTS

ASU-Accounting Standards Update (2010-06) Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements (Jan 2010). This update provides amendments to Topic 820 that will provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The update was effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted the fair value disclosures guidance on January 1, 2010, except for the gross presentation of the Level 3 roll forward information which is not required to be adopted by the Company until October 1, 2011. The adoption requires additional disclosure.

ASU-Accounting Standards Update (2010-20), Receivables (Topic 310): Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The objective of this ASU is for an entity to provide disclosures that facilitate financial statement users' evaluation of the following: (1) the nature of credit risk inherent in the entity's portfolio of financing receivables; (2) how that risk is analyzed and assessed in arriving at the allowance for credit losses; and (3) the changes and reasons for those changes in the allowance for credit losses.

To achieve these objectives, an entity should provide disclosures on a disaggregated basis on two defined levels: (1) portfolio segment; and (2) class of financing receivable. The ASU makes changes to existing disclosure requirements and includes additional disclosure requirements about financing receivables, including: (1) credit quality indicators of financing receivables at the end of the reporting period by class of financing receivables; (2) the aging of past due financing receivables at the end of the reporting period by class of financing receivables; and (3) the nature and extent of troubled debt restructurings that occurred during the period by class of financing receivables and their effect on the allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The adoption of this standard did not have a material impact on the Company's financial position and results of operations; however, it increased the amount of disclosures in the notes to the consolidated financial statements.

ASU-Accounting Standards Update (2011-02), Receivables (Topic 310), A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, provides additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. This standard was required to be applied to the first period beginning after June 15, 2011 and should be applied retrospectively to the beginning of the annual period in the year of adoption. The adoption of this standard did not have a material impact on the consolidated financial statements.

ASU-Accounting Standards Update (2011-05), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures.

ASU-Accounting Standards Update (2011-08), Intangibles-Goodwill and other (Topic 350):  New guidance on Goodwill impairment.  The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment.  The amendments in this Update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The Company early adopted the guidance for the goodwill impairment test for the fiscal year 2011.  The adoption of this standard did not have a material impact on the consolidated financial statements.

INTEREST RATE RISK	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INTEREST RATE RISK

2.	INTEREST RATE RISK

The Company is engaged principally in providing first mortgage and other types of loans to individuals and businesses.  The shorter duration of interest-sensitive liabilities indicates that in a rising rate environment the Company is exposed to interest rate risk because liabilities may be re-pricing faster at higher interest rates, thereby reducing the market value of long-term assets and net interest income. In a falling rate environment the market value of long-term assets and net interest income may be increased.

Management has the intent to hold loans and has strategies to hedge interest rate risk.  Management is pricing CD specials in the longer-term products and continues to focus on consumer and commercial loans, checking, savings and money market deposits to manage interest rate risk.  Management may periodically decide to sell loans to manage changes in interest rates.

The Bank’s interest rate risk position is currently within the limits established by the Board of Directors.

SECURITIES	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SECURITIES

3.           SECURITIES

The amortized cost and estimated fair values of securities available-for-sale are as follows:

	September 30, 2011
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

Mortgage-backed securities:
Government National Mortgage Association	$1,772	$61	$—	$1,833
Federal Home Loan Mortgage Corporation	3,343	91	—	3,434
Federal National Mortgage Association	16,367	812	—	17,179
	21,482	964	—	22,446
CMO’s:
Government National Mortgage Association	1,987	196	—	2,183
Marketable equity securities	386	136	(3)	519
	$23,855	$1,296	$(3)	$25,148

	September 30, 2010
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

Mortgage-backed securities:
Government National Mortgage Association	$2,039	$59	$—	$2,098
Federal Home Loan Mortgage Corporation	4,974	135	—	5,109
Federal National Mortgage Association	4,448	221	—	4,669
	11,461	415	—	11,876
CMO’s:
Government National Mortgage Association	2,474	178	—	2,652
Marketable equity securities	372	96	—	468
	$14,307	$689	$—	$14,996

The amortized cost and estimated fair values of securities held-to-maturity are as follows:

	September 30, 2011
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Investment securities:
Time deposits other banks	47,975	—	—	47,975
Mortgage-backed securities:
Federal National Mortgage Association	24,200	1,194	(1)	25,393
Federal Home Loan Mortgage Corporation	5,530	451	—	5,981
Private Label	1,377	367	(102)	1,642
CMOs:
Federal Home Loan Mortgage Corporation	129	1	—	130
Federal National Mortgage Association	1,067	52	—	1,119
Private Label	320	300	(1)	619
	$80,598	$2,365	$(104)	$82,859

	September 30, 2010
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Investment securities:
Federal Home Loan Bank	$5,000	$3	$—	$5,003
Time deposits other banks	24,219	—	—	24,219
Mortgage-backed securities:
Federal National Mortgage Association	17,873	1,069	—	18,942
Federal Home Loan Mortgage Corporation	7,918	577	—	8,495
Private Label	1,841	291	(217)	1,915
CMOs:
Federal Home Loan Mortgage Corporation	197	2	—	199
Federal National Mortgage Association	1,343	67	—	1,410
Private Label	1,175	361	(8)	1,528
	$59,566	$2,370	$(225)	$61,711

Details concerning securities with unrealized losses as of September 30, 2011 are as follows:

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Available-for-Sale

Marketable equity securities	7	(3)	—	—	7	(3)
	$7	$(3)	$—	$—	$7	$(3)

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Held-to-Maturity

Mortgage backed securities:
Private Label	$231	$(13)	$499	$(89)	$730	$(102)
Federal National Mortgage Association	199	(1)	—	—	199	(1)
CMOs:
Private label	48	(1)	—	—	48	(1)
	$478	$(15)	$499	$(89)	$977	$(104)

 The Company has 411 investments at September 30, 2011 of which 30 had unrealized losses. These unrealized losses generally result from changes in market interest rates and as a result of the disruption in the existing mortgage securities market due to illiquidity in certain sectors of that market.  The unrealized losses associated with investment securities issued by government sponsored enterprises (GSEs) are caused by changes in interest rates and are not considered credit related since the contractual cash flows of these investments are guaranteed by these agencies.

GSEs have access to additional capital and liquidity resources from the U.S. Treasury, which indicates that they will be able to honor their guarantees, related to the contractual cash flows of the mortgage-backed securities (MBS) that they have issued.  In the case of securities issued by the Government National Mortgage Association, the securities are fully guaranteed by the U.S. Government.

For each private label security, the duration of the impairment, credit support and cash flows were assessed to determine whether the security was temporarily or other than temporarily impaired.  Management evaluates the actual mortgage delinquencies, foreclosures, and real estate owned for eachsecurity, as well as future expected losses in the underlying mortgage collateral to determine if there is a high probability for expected losses and contractual shortfalls of interest or principal, which could warrant  recognition of other than temporary impairment.  Based upon its evaluation, the Company determined that some securities have been other-than-temporarily impaired. Consequently, during 2011 the value of these securities has been reduced with a corresponding charge to earnings of $286 which represents the credit portion of the loss. The remaining balances of the private label securities have been determined to have sufficient credit support and cash flows to repay the remaining principal of the security.

Details concerning securities with unrealized losses as of September 30, 2010 are as follows:

There were no available-for-sale securities with unrealized losses as of September 30, 2010.

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	Value	losses
Held-to-maturity

Investment securities:
Private Label	$53	$(18)	$809	$(199)	$862	$(217)
CMOs:
Private Label	368	(6)	8	(2)	376	(8)
	$421	$(24)	$817	$(201)	$1,238	$(225)

The Company had 316 investments at September 30, 2010 of which 31 had unrealized losses. These unrealized losses generally result from changes in market interest rates and as a result of the disruption in the existing mortgage securities market due to illiquidity in certain sectors of that market.  The unrealized losses associated with investment securities issued by government sponsored enterprises (GSE’s) are caused by changes in interest rates and are not considered credit related since the contractual cash flows of these investments are guaranteed by these agencies.

For each private label security, duration of the impairment, credit support and cash flows were assessed to determine whether the security was temporarily or other than temporarily impaired.  Management evaluates the actual mortgage delinquencies, foreclosures, and real estate owned for each security, as well as future expected losses in the underlying mortgage collateral to determine if there is a high probability for expected losses and contractual shortfalls of interest or principal, which could warrant recognition of other than temporary impairment.  Based upon its evaluation, the Company determined that some securities have been other-than-temporarily impaired. Consequently, during 2010 the value of these securities has been reduced with a corresponding charge to earnings of $177 which represents the credit portion of the loss. The remaining balances of the private label securities have been determined to have sufficient credit support and cash flows to repay the remaining principal of the security.

In September 2010, the Company redeemed, and recognized an immaterial gain on its investment in the unit investment trust which consisted of common stock in 16 community banks located around the nation and three single issue bank common stocks, typically obtained in mutual to stock thrift conversions.

At September 30, 2011 and 2010, securities with a cost of approximately $19,550 and $19,350 were pledged to secure deposits and advances from the Federal Home Loan Bank of Dallas as required or permitted by law.

The amortized cost and estimated fair value of available-for-sale securities by contractual maturity at September 30, 2011, has not been presented due to the investment in mortgage-backed securities.  Actual maturities of these securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations without call or prepayment penalties.

The amortized cost and estimated fair value of held-to-maturity securities by contractual maturity at September 30, 2011, is shown below.  Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due within one year	$19,933	$19,933
Due after one year but within five years	28,042	28,042
Total	47,975	47,975

Mortgage-backed securities	32,623	34,884
	$80,598	$82,859

The following table presents a roll-forward of the amount of credit losses on the Company’s investment securities recognized in earnings for the years ended September 30, 2011 and 2010.

Beginning balance of credit losses at October 1, 2010*	$1,442

Other-than-temporary impairment credit losses
on securities not previously OTTI	95

Increases for additional credit losses on securities
previously determined to be OTTI	191

Reduction for increases in cash flows	-

Reduction for realized losses	(165)

Ending balance of cumulative credit losses recognized in earnings	$1,563

   *- The beginning balance includes credit related losses included in OTTI charges recognized on debt securities.

Beginning balance of credit losses at October 1, 2009*	$1,344

Other-than-temporary impairment credit losses on securities not previously OTTI	88

Increases for additional credit losses on securities previously determined to be OTTI	99

Reduction for increases in cash flows	(10)

Reduction for realized losses	(79)

Ending balance of cumulative credit losses recognized in earnings	$1,442

The amount of other-than-temporary impairment credit losses on securities for which we had previously recognized OTTI amounted to $191 and the amount related to losses on securities with no previous losses amounted to $95 at September 30, 2011.  Debt securities with unrealized losses are reviewed for OTTI at each reporting period. Management monitors these securities for evidence of credit deterioration that could indicate that an OTTI has occurred.  Among other factors, changes in the security’s credit rating from a credit rating agency are considered as evidence of potential credit deterioration.  For securities that have indications of credit related impairment, management analyzes future expected cash flows to determine if any credit related impairment is evident. Estimated cash flows are determined  using management’s best estimate of future cash flows based on specific assumptions.  The assumptions used to determine the cash flows were based on estimates of loss severity, credit default, and prepayment speeds.  For each security, these assumptions were developed by taking the trailing six month historical average rate for the security.

Gains on sale of available for sale securities of $96, $108 and $76 were realized on sales of securities in the years ended September 30, 2011, 2010, and 2009 respectively.  Proceeds of $232, $577 and $201 were received from the sale of securities during the twelve months ended September 30, 2011, 2010, and 2009 respectively.  There were no losses on available for sale securities at September 30, 2011, 2010 and 2009.

Non-credit related OTTI losses in accumulated other comprehensive income were $534 as of September 30, 2011 and $648 as of September 30, 2010.  These losses were related to investments in private label CMOs.

LOANS RECEIVABLE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
LOANS RECEIVABLE

4.    LOANS RECEIVABLE

Loans receivable are summarized as follows:

	Sept ‘11	%Total	Sept ‘10	%Total
(in 000’s)
Commercial real estate loans	$114,351	18.7%	$118,858	19.9%
Commercial non-real estate loans	27,403	4.5%	30,929	5.2%
Commercial-construction loans	6,650	1.1%	5,526	0.9%
Commercial-land	15,751	2.6%	19,004	3.2%
Residential-construction loans	5,749	0.9%	4,320	0.7%
Residential-real estate loans	361,805	59.3%	337,885	56.6%
Consumer-Mobile home loans	38,285	6.3%	40,094	6.7%
Consumer-other	40,227	6.6%	40,807	6.8%
Total Loans	610,221	100.0%	597,423	100.0%
Less:
Allowance for loan losses	8,331		9,256
Deferred loan fees	1,619		1,532
Total Net Loans	$600,271		$586,635

Commercial real estate loans declined $4.5 million from September 30, 2010 to September 30, 2011 mainly due to paydowns and chargeoffs of commercial real estate loans in the amount of $1.6 million.  Commercial non-real estate loans declined $3.5 million from Septermber 30, 2010 to September 30, 2011 mainly due to loan payoffs from one customer relationship totaling $4.1 million.  Residential real estate loans increased $23.9 million from September 30, 2010 to September 30, 2011 mainly due to originations of 15 year term conforming one-to-four family mortgage loans.  At September 30, 2011 approximately $273 million of loans receivable were pledged as collateral securing advances from the FHLB.  The Company has loans that it services for others which amounted to $36,811 and $48,875 at September 30, 2011 and 2010, respectively.

Changes in the allowance for loan losses were as follows:

	Year Ended September 30,
	2011	2010	2009

Beginning balance - October 1	$9,256	$6,806	$5,545
Provision charged to operating expense	3,900	3,896	3,026
Recoveries	57	30	29
Loans charged off	(4,882)	(1,476)	(1,794)

Ending balance - September 30	$8,331	$9,256	$6,806

The amount of nonaccrual loans at September 30, 2011 and September 30, 2010 was approximately $10.1 million and $14.1 million, respectively.  The Company had total impaired loans of approximately $8.7 million and $10.5 million at September 30, 2011 and September 30, 2010, respectively.  The average investment in impaired loans was $10.3 million and $14.2 million for the years ended September 30, 2011 and 2010, respectively.  The amount of foregone interest on impaired loans was approximately $266 and $249, respectively.  The amount of loans over 90 days and still accruing was approximately $793 and $805 as of September 30, 2011 and 2010, respectively.  Specific reserves allocated to impaired loans totaled approximately $548 and $2.1 million as of September 30, 2011 and 2010, respectively.  The difference in specific reserves from September 30, 2010 to September 30, 2011 is due to the reserves being charged directly against the respective loans as of June 30, 2011.  Impaired loans totaling approximately $2.6 million and $2.0 million had no specific reserves allocated as of September 30, 2011 and 2010, respectively.

The effect on net interest income of troubled debt restructurings is insignificant for the twelve months ended September 30, 2011.

Allowance for Loan Losses and Recorded Investment in Loans for the Twelve Months Ended September 30, 2011

The allowance for possible loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans.  The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.  The methodology is based on the Bank’s historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions.  The Company’s process for determining the appropriate level of the allowance for possible loan losses is designed to account for credit deterioration as it occurs.  The provision for possible loan losses reflects loan quality trends, potential problem loans, and criticized loans and net charge-offs, among other factors.  The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period.  In other words, the amount of the provision reflects not only the necessary increases in the allowance for possible loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

The table below provides an allocation and rollforward of the quarter-end allowance for possible loan losses by loan type as of and for the year ended September 30, 2011; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial- real estate	Commercial-construction	Commercial- Land	Residential- construction	Residential- real estate	Commercial- non-real estate	Consumer- Mobile Homes	Consumer- Other	Total
Allowance for loan losses:

Beginning Balance	$2,402	$68	$1,076	$61	$4,173	$327	$640	$509	$9,256
Charge-offs	1,565	51	1,666	-	1,131	138	234	97	4,882
Recoveries	-	-	-	-	39	1	10	7	57
Provision	1,441	73	774	17	1,193	68	177	157	3,900
Ending balance	$2,278	$90	$184	$78	$4,274	$258	$593	$576	$8,331

Ending balance allocation:
Individually evaluated for impairment	$233	$-	$250	$-	$65	$-	$-	$-	$548

Collectively evaluated for impairment	$2,045	$90	$(66)	$78	$4,209	$258	$593	$576	$7,783

Loans: Ending Balance Collectively evaluated for impairment	$111,924	$5,629	$10,918	$5,749	$361,450	$27,345	$38,285	$40,227	$601,527

Ending Balance individually evaluated for impairment	$2,427	$1,021	$4,833	$-	$355	$58	$-	$-	$8,694

 Credit Quality Indicators

As of September 30, 2011

Commercial Credit Exposure

Credit Risk Profile by Internally Assigned Grade

Prime – Credits secured by cash (accounts held in the Bank), stocks, bonds (companies with debt ratings of “A” or better), U.S. Government securities with advance rates within Bank policy and cash value of insurance policies (with sound AM Best rating).

Excellent – Demonstrates exceptional credit fundamentals, including stable and predictable profit margins and cash flows, strong liquidity and conservative balance sheet. Significant historical cash flow coverage of existing and pro-forma debt service coverage. Credits rated Excellent will have a strong primary source of repayment usually consisting of strong historical cash flows along with strong secondary and tertiary repayment sources.  Subsequent repayment sources could consist of financially strong guarantors or low loan to value ratios on collateral with a strong secondary market or resale source. Companies fitting the profile of minimal risk will have low leverage, a defined management succession plan and a broad product mix.

Average – Borrowers that fit this classification would most likely be a typical middle market business or high net worth individual.  Loans would typically be secured and may have some reliance on inventory. Cash flow is adequate to service debt but may be susceptible to some deterioration due to cyclical, seasonal or economic events.  Management is experienced but is concentrated in a few key people. Credits fitting this classification would typically have at least one very strong repayment source and a good secondary repayment source. Company product mix may lack diversity. The majority of loans fall within this classification. Annual financial statements on the borrower and guarantor(s) should be obtained.

Satisfactory – Displays an acceptable degree of risk in the short-term. Unfavorable characteristics may exist, however, these are offset by the positive trends. Some unpredictability in earnings and cash flow may exist. Leverage may be higher than typical in the industry and liquidity less than desirable. Management, while competent, may not be experienced and lack depth. Secondary and tertiary sources of repayment may be limited. Companies in a start-up situation typically fit this classification. Other characteristics of this classification would be companies with volatility in earnings and/or increasing leverage.

Special Mention – A Special Mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected these potential weaknesses may result in the deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date.  Special Mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - Assets classified Substandard have a well-defined weakness or weaknesses. A Substandard asset is inadequately protected by the current net worth or paying capacity of the obligor or pledged collateral, if any. It is characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Weaknesses are to be based upon objective evidence.

Doubtful - Assets classified Doubtful have all of the weaknesses inherent in those classified Substandard. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of the currently existing facts, conditions and values.

Loss - Assets classified as Loss are considered uncollectible, or of such little value that the continuance of the loan or other asset on the books of the Bank is not warranted.  Some recovery of funds could be possible in the future, but the amount and probability of this recovery are not determinable, thus leaving little justification for the assets to remain on the books.

A Loss classification does not mean that an asset has no recovery or salvage value, but simply that it is not practical or desirable to defer writing off or reserving all or a portion of a basically worthless asset, even though partial recovery may be effected in the future.

Commercial Loans

Our underwriting philosophy is centered primarily around the borrower’s ability to generate adequate cash flow to service the debt in accordance with the terms and conditions of the loan agreement.  Understanding the borrower’s businesses along with their level of experience and the background of the principals is also a part of our lending philosophy.  Generally, our loans are secured by collateral and we assess the market value of the collateral and the strength it brings to the loan.  We generally require personal guarantees of the borrower’s principals and assess the financial strength and liquidity of each guarantor as part of our process.

Common risks to each class of commercial loans include risks that are not specific to the individual transactions such as general economic conditions within our markets.  There are risks associated with each individual transaction such as a change in marital status, disability or death of the borrower and the loss of value of our collateral due to market conditions.

In addition to these common risks, additional risks are inherent in certain types of commercial loans.

Commercial Construction and Land Development:

Commercial construction and land development loans are dependent upon the supply and demand for commercial real estate in the markets we serve as well as the demand for newly constructed residential homes and lots.  A continuing decrease in demand could result in significant decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for our borrowers.

Commercial Mortgage and C&I Loans:

The repayment of commercial mortgage and C&I loans is primarily dependent upon the ability of our borrowers to produce cash flow consistent with original projections analyzed during the credit underwriting process.  While our loans are generally secured by collateral with limitations on maximum loan to value, there is the risk that liquidation of the collateral will not fully satisfy the loan balance.

Non-owner occupied nonresidential and multifamily properties:

Loans secured by non-residential properties such as office buildings, and loans secured by multifamily housing are dependent upon the ability of the property to produce enough cash flow sufficient to service the debt.  These types of properties are generally susceptible to high unemployment or generally weak economic conditions which can result in high vacancy rates.

Non-commercial loans

Most of our non-commercial loans are centrally underwritten.  When assessing credit risk, we analyze certain factors relating to credit performance such as payment history, credit utilization, length of credit history.  Since most of our non-commercial loans are secured, we evaluate the likely market value of the collateral.  Common risks that are not specific to individual loan transactions include economic conditions within or markets, particularly unemployment rates and potential declines in real estate values.  Personal events such as disability, death or a change in marital status also add risk to non-commercial loans.

In addition to these common risks, additional risks are inherent in certain types of non-commercial loans.

Revolving Mortgages:

Revolving loans such as home equity lines of credit (“HELOCs”), may be secured by first and junior liens on residential real estate making such loans susceptible to deterioration in residential real estate values.  Additional risks include lien perfection deficiencies.  Further, open end lines of credit have the inherent risk that the borrower may draw on the lines in excess of their collateral value particularly in a deteriorating real estate market.

Consumer Loans:

Consumer loans include loans secured by personal property such as automobiles, mobile homes, and other title recreational vehicles such as boats, RV’s and motorcycles.  Consumer loans also may include unsecured loans.  The value of the underlying collateral within this group of loans is especially volatile due to the potential rapid depreciation in values.

 Residential Construction and Permanent Mortgages:

Residential mortgages are typically secured by 1-4 family residential property and residential lots.  Declines in market value can result in residential mortgages with balances in excess of the value of the property securing the loan. Residential construction loans can experience delays in construction and cost overruns that can exceed the borrower’s financial ability to complete the home leading to unmarketable collateral.

Commercial Credit Exposure

Credit Risk Profile by Internally Assigned Grade

	Commercial- Land	Commercial- Construction	Commercial- Non-Real Estate	Commercial- Real Estate	Total	% Total

Prime	$—	$—	$3,489	$—	$3,489	2.1%
Excellent	—	—	50	8	58	0.1
Average	9,055	4,290	22,255	85,601	121,201	73.8
Satisfactory	1,738	927	993	24,360	28,018	17.1
Special Mention	166	381	558	2,534	3,639	2.2
Substandard	4,792	1,052	58	1,848	7,750	4.7
Doubtful	—	—	—	—	—	0.0
Loss	—	—	—	—	—	0.0
Total	$15,751	$6,650	$27,403	$114,351	$164,155	100.0%

Consumer Credit Exposure Credit Risk Profile

By Creditworthiness Category

	Residential- Real Estate Construction	Residential- Real Estate	Total

Grade:
Pass	$5,749	$358,302	$364,051
Special Mention	—	183	183
Substandard	—	3,320	3,320
Loss	—	—	—
Total	$5,749	$361,805	$367,554

Consumer Credit Exposure

Credit Risk Profile Based on Payment Activity

	Consumer- Mobile Homes	Consumer- Other Loans	Total

Performing	$37,906	$40,108	$78,014
Nonperforming	379	119	498
Total	$38,285	$40,227	$78,512

Age Analysis of Past Due Loans

As of September 30, 2011

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$660	$1,275	$1,935	$112,416	$114,351	$—
Commercial non-real estate loans	60	—	60	27,343	27,403	—
Commercial-construction loans	381	258	639	6,011	6,650	—
Commercial-land	500	360	860	14,891	15,751	239
Residential-construction loans	—	—	—	5,749	5,749	—
Residential-real estate loans	4,922	3,041	7,963	353,842	361,805	554
Consumer-Mobile home loans	1,025	379	1,404	36,881	38,285	—
Consumer-other	564	320	884	39,343	40,227	—
Total	$8,112	$5,633	$13,745	$596,476	$610,221	$793

The recorded investment in loans past due greater than 90 days and still accruing at September 30, 2010 was $805 thousand.

Impaired Loans

For the Year ended September 30, 2011

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$1,128	$2,095	$—	$1,713	$20
Commercial non-real estate	58	58	—	78	6
Commercial-construction loans	1,021	1,072	—	1,054	—
Commercial-land	360	754	—	621	8
Residential-real estate loans	—	—	—	—	—
Subtotal:	2,567	3,979	—	3,466	34
With an allowance recorded:
Commercial real estate loans	1,299	1,400	233	1,383	88
Commercial non-real estate	—	—	—	—	—
Commercial-construction loans	—	—	—	—	—
Commercial-land	4,473	5,445	250	5,121	—
Residential-real estate loans	355	355	65	355	20
Subtotal:	6,127	7,200	548	6,859	108
Totals:
Commercial	8,339	10,824	483	9,970	122
Residential	355	355	65	355	20
Total	$8,694	$11,179	$548	$10,325	$142

Modifications

As of September 30, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2011:
Commercial real estate loans	2	$2,426	$1,583
Commercial construction loans	10	793	763
Commercial land	3	5,811	4,473
Residential real estate loans	3	290	355
Total *	18	$9,320	$7,174

*	Of the amount of troubled debt restructurings presented above, all are on non-accrual with the exception of $1.1 million which are still accruing at September 30, 2011.

One commercial loan totaling $720 was classified as troubled debt restructuring due to a modification of terms allowing the customer to make interest-only payments for an amount of time.  One large commercial loan totaling $863 was classified as a troubled debt restructuring due to an extension of maturity date and an increase in amount borrowed.  One customer relationship with three residential real estate loans totaling $355 was modified by an extension of term, and reduction in interest rate to obtain a lower payment for the customer.

One large commercial credit relationship consisting of 13 loans involving a residential land development and five show homes in the Baton Rouge market area, the borrower of which filed for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code, was classified as a troubled debt restructuring due to modifications in accordance with a plan of bankruptcy/reorganization totaling $5.2 million.

Loans on Nonaccrual Status

At September 30, 2011 and September 30, 2010

	September 30, 2011	September 30, 2010

Commercial real estate loans	$1,275	$1,640
Commercial non-real estate loans	—	154
Commercial-construction loans	1,021	1,066
Commercial-land	4,594	6,042
Residential-construction loans	—	—
Residential-real estate loans	2,487	4,594
Consumer-Mobile home loans	379	458
Consumer-other	322	184
Total	$10,078	$14,138

A significant portion of total nonaccrual loans in 2010 and 2011 is related to the $5.2 million commercial credit relationship discussed above.

Related Party loans

The aggregate amount of loans to executive officers and directors of the Company and their related interests was approximately $667 and $707 at fiscal year-end 2011 and 2010, respectively. During fiscal 2011 and 2010 new loans aggregating approximately $187 and $0, respectively, and amounts collected of approximately $227 and $36 respectively, were transacted with such parties.

REAL ESTATE OWNED	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
REAL ESTATE OWNED

5.     REAL ESTATE OWNED

Real estate owned consisted of the following:

	September 30,
	2011	2010

Real estate acquired through foreclosure:
One-to-four family units	$1,262	$906
Multi-family	—	—
Land loans	87	202
Commercial real estate loans	56	240
Less allowance for losses	—	(167)

Real estate owned - net	$1,405	$1,181

PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
PREMISES AND EQUIPMENT

6.     PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	September 30,
	2011	2010

Land	$10,241	$10,637
Buildings and improvements	20,251	19,135
Furniture, fixtures and equipment	11,995	11,682
	42,487	41,454
Less accumulated depreciation	(16,072)	(14,700)

	$26,415	$26,754

Pursuant to the terms of non-cancelable lease agreements in effect at September 30, 2011 pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2012	$52
2013	—
2014	—
$52

All leases contain options to extend for periods from three to ten years.  Total rent expense for the years ended September 30, 2011, 2010, and 2009 amounted to $101, $161 and $160 respectively.

DEPOSITS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DEPOSITS

7.     DEPOSITS

Deposits are summarized as follows:

	September 30,
	2011	2010

Non-interest bearing demand accounts	$80,491	$72,225
Interest bearing:
NOW accounts	110,331	100,981
Passbook and regular savings	190,727	166,734
Money funds accounts	54,970	60,246
Certificates of deposit	162,063	179,169

	$598,582	$579,355

Certificates of deposit of $100 or more amounted to $63,748 and $71,046 at September 30, 2011 and 2010, respectively.

Certificates of deposit at September 30, 2011 mature as follows:

Less than one year	$80,933
1-2 years	27,564
2-3 years	18,109
3-4 years	23,065
4-5 years	6,357
Over 5 years	6,035

TOTAL	$162,063

ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS

8.     ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS

At September 30, 2011 and 2010 respectively, the Company was indebted to the FHLB of Dallas for $108,183 and $100,017 of advances bearing interest at a weighted average rate of 3.34% and 4.53%, which are due as follows:

Year Ended
September 30,
2012	$27,093
2013	11,615
2014	9,847
2015	8,092
2016	10,349
Thereafter	41,187

$108,183

These advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans, certain investment securities and stock in the Federal Home Loan Bank of Dallas.

At September 30, 2011, the Company had an additional $165,727 available under its line of credit with the FHLB of Dallas.

OTHER NON-INTEREST INCOME	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
OTHER NON-INTEREST INCOME	9. OTHER NON-INTEREST INCOME Other non-interest income consisted of the following:
	Year Ended September 30,
	2011	2010	2009

Life insurance contracts	$595	$586	$597
Other	231	274	306

	$826	$860	$903

INCOME TAXES	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

10.         INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of September 30, 2011 and 2010 are as follows:

	Year Ended September 30,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$2,474	$2,789
Accruals and stock based compensation	1,103	1,007
Impairments on securities	30	30
Total deferred tax assets	3,607	3,826
Deferred tax liabilities:
Deferred loan fees and costs - net	210	201
Tax over book depreciation	1,274	1,086
Net unrealized gain on investment securities	258	14
Dividends on FHLB stock	350	392
Other	290	276
Total deferred tax liabilities	2,382	1,969

Net deferred tax asset	$1,225	$1,857

The components of income tax expense are as follows:

	Year Ended September 30,
	2011	2010	2009

Current	$3,086	$4,548	$4,183
Deferred	388	(1,182)	(925)
	$3,474	$3,366	$3,258

Income taxes differ from the amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes. The reasons for these differences are as follows:

	Year Ended September 30,
	2011	2010	2009
Taxes computed at statutory rates	$3,639	$3,559	$3,534
Decrease in taxes due to net nontaxable income	(205)	(200)	(203)
Increase in taxes due to nondeductible expenses	40	42	69
Tax credits	—	(35)	(142)
	$3,474	$3,366	$3,258

Effective tax rate	32.5%	32.2%	31.3%

GAAP does not require that deferred income taxes be provided on certain portions of the allowance for loan losses that existed as of September 30, 1988. At September 30, 2011, retained earnings include approximately $4.4 million representing such allowances for which no deferred income taxes have been provided.

NON-INTEREST EXPENSE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NON-INTEREST EXPENSE

 11.           NON-INTEREST EXPENSE

Occupancy, equipment and data processing expenses consisted of the following:

	Year Ended September 30,
	2011	2010	2009
Occupancy, including depreciation, insurance,
rent, utilities, etc.	$2,278	$2,398	$2,307
Equipment, including depreciation, telephone, etc.	2,623	2,528	2,458
Data processing	1,219	1,403	1,479

	$6,120	$6,329	$6,244

Other operating expenses consisted of the following:

	Year Ended September 30,
	2011	2010	2009

Stationery, printing and postage	$1,048	$1,103	$950
Debit card expense, and other deposit related costs	1,972	1,648	1,731
Other	1,196	1,583	1,637

	$4,216	$4,334	$4,318

OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
OTHER COMPREHENSIVE INCOME (LOSS)

12.  OTHER COMPREHENSIVE INCOME (LOSS)

The adjustment to determine other comprehensive income (loss) as included in the consolidated statements of changes in stockholders’ equity consists of the following for the years ended September 30, 2011, 2010 and 2009:

	Gross amount	Tax Effect	Net of Tax amount
2011
Gross change in unrealized loss on securities
held to maturity with OTTI	$(534)	$182	$(352)
Gross change in unrealized gain (loss) on securities
available-for-sale	1,043	(355)	688
Less reclassification for OTTI losses on
held to maturity securities included in net income	286	(97)	189
Less reclassification for gain on sale
Of available for sale securities included in net income	(76)	26	(50)
Less reclassification for OTTI losses on sale
Of available for sale securities included in net income	(21)	7	(14)

Other comprehensive income	$698	$(237)	$461

2010
Gross change in unrealized loss on securities
held to maturity with OTTI	$(648)	$220	$(428)
Gross change in unrealized gain (loss) on securities
available-for-sale	284	(97)	187
Less reclassification for OTTI losses on
held to maturity securities included in net income	177	(60)	117
Less reclassification for gain on sale
of available for sale securities included in net income	(108)	37	(71)
Less reclassification for OTTI losses on sale
of available for sale securities included in net income	53	(18)	35

Other comprehensive income	$(242)	$82	$(160)

2009
Gross change in unrealized loss on securities
held to maturity with OTTI	$(375)	$128	$(247)
Gross change in unrealized gain (loss) on securities
available-for-sale	21	(7)	14
Less reclassification for OTTI losses on
held to maturity securities included in net income	936	(318)	618
Less reclassification for gain on sale
of available for sale securities included in net income	(76)	26	(50)
Less reclassification for OTTI losses on sale
of available for sale securities included in net income	175	(60)	115

Other comprehensive income	$681	$(231)	$450

RETIREMENT PLAN	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RETIREMENT PLAN

13.        RETIREMENT PLAN

The Company has a 401 (k) Plan whereby substantially all employees participate in the Plan.  Employees may contribute up to 50 percent of their compensation subject to certain limits based on federal tax laws.  The Company makes matching contributions equal to 100 percent of the first 3 percent plus 50 percent after the next 2 percent of an employee’s compensation contributed to the Plan.  Matching contributions vest to the employee equally over a five-year period.  For the years ended September 30, 2011, 2010 and 2009, expense attributable to the Plan amounted to approximately $382, $363, and $308, respectively.

INCOME PER SHARE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INCOME PER SHARE

14.        INCOME PER SHARE

Following is a summary of the information used in the computation of basic and diluted income per common share for the years ended September 30, 2011, 2010, and 2009:

	Year Ended September 30,
	2011	2010	2009

Weighted average number of common shares
outstanding - used in computation of basic
income per common share	2,069,000	2,089,000	2,110,000
Effect of dilutive securities:
Stock options	12,000	6,500	11,000
Stock grants	11,000	11,500	4,000
Weighted average number of common shares
outstanding plus effect of dilutive securities -
used in computation of diluted income per
common share	2,092,000	2,107,000	2,125,000

At September 30, 2011 and 2010 and 2009, approximately 234,000, 231,000 and 184,000, respectively, of common stock equivalents were excluded from diluted earnings per share because the option price exceeded the average market price.

EMPLOYEE STOCK PLANS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
EMPLOYEE STOCK PLANS

15.  EMPLOYEE STOCK PLANS

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of Teche Federal Bank’s employees who meet certain eligibility requirements.  During the fiscal year ended September 30, 2009 the ESOP Trust purchased an additional 20,408 shares of common stock in the Company with a loan from the Company.  Teche Federal Bank periodically makes cash contributions to the ESOP on a basis sufficient to enable the ESOP to make the required loan payments to the Company.

The note payable referred to above bears interest at the prime rate adjusted quarterly with principal and interest payable quarterly for nine consecutive quarters. The loan was collateralized by the unreleased shares of the stock purchased.

As the debt is repaid, shares are released from collateral and allocated to qualified employees based on the proportion of principal paid in the year. The shares pledged as collateral are reported as a reduction of stockholders’ equity in the consolidated balance sheets. As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for income per share computations. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings and dividends on unallocated ESOP shares are recorded as a reduction of debt or as compensation expense if not used for debt service.

Compensation expense related to the ESOP was $435, $522 and $644 for the years ended September 30, 2011, 2010 and 2009, respectively.  The ESOP had 2,268 unreleased shares at September 30, 2011.  The fair value of unreleased shares at September 30, 2011 was approximately $67.

The Company has six share-based compensation plans in effect at September 30, 2011.  The compensation cost that has been charged against income for those plans was approximately $531, $404 and $326 for the years ended September 30, 2011, 2010 and 2009, respectively. The plans allow for the granting of both qualified and non-qualified stock options.

The Company recorded a deferred tax benefit in the amount of $12, $33 and $26 for the years ended September 30, 2011, 2010 and 2009, respectively, related to share-based compensation.

In 1998, the Company implemented the 1998 Stock Option Plan, which authorized the Board of Directors to grant up to 68,000 of stock options to employees, officers and directors of the Company. Options granted under the 1998 Stock Option Plan have a term of up to ten years from the date of grant. Vesting of options is determined at the time of grant and ranges from immediate to five years. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 1999, the Company implemented the 1999 Stock Option and Restricted Stock Plan, which authorized the Board of Directors to grant 30,682 non-qualified stock options and 6,000 shares of restricted stock to a new senior officer in accordance with the terms of his employment. The options and restricted stock were granted at the fair market value of the stock at the date of grant and vested over a four-year period. A similar plan was implemented in 2002 authorizing the Board of Directors to grant 12,696 stock options to a new director. These options have a five-year vesting period.

In 2001, the Company implemented the 2001 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 250,000 stock options or restricted stock (limited to 37,500 shares) to officers and employees of the Company. Options granted under the 2001 Stock Option Plan have a term of up to ten years from the date of grant. Vesting of options is determined at the time of grant and ranges from immediate to five years. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 2005, the Company implemented the 2004 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 200,000 stock options or restricted stock (limited to 50,000 shares) to employees, officers and directors of the Company. Options granted under the 2004 Stock Based Incentive Plan will have a term of up to ten years from the date of grant and vesting of grants will be determined at the time of grant. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 2011, the Company implemented the 2011 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 250,000 stock options or restricted stock (limited to 100,000 shares) to employees, officers and directors of the Company. Options granted under the 2011 Stock Based Incentive Plan will have a term of up to ten years from the date of grant and vesting of grants will be determined at the time of grant. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

The share-based awards granted under the aforementioned Plans have similar characteristics, except that some awards have been granted in options and certain awards have been granted in restricted stock. Therefore, the following disclosures have been disaggregated for the stock option and restricted stock awards of the Plans due to their dissimilar characteristics.

Stock Options

The fair market value of each option award is estimated on the date of grant using the Black-Scholes option pricing model.  The Company granted 46,240 stock options for the year ended September 30, 2011 with a weighted average fair value of $4.68 per option.  The Company granted 39,920 stock options for the year ended September 30, 2010 with an average fair value of $4.23 per option. The Company granted 2,500 stock options for the year ended September 30, 2009 with an average fair value of $7.08 per option.

The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected life of the option grant. Expected volatility is based upon the historical volatility of the Company based upon the previous 6 years trading history. The expected term of the options is based upon the average life of previously issued stock options. The expected dividend yield is based upon current yield on date of grant.  No post-vesting restrictions exist for these options. The following table illustrates the assumptions for the Black-Scholes model used in determining the fair value of options granted to employees in the years ended September 30, 2011 and 2010.

	Year Ended September 30, 2011	Year Ended September 30, 2010

Dividend yield	4.29%	4.63%
Risk-free interest rate	2.15%	2.25%
Volatility	23.00%	24.00%
Expected life	6 years	6 years

A summary of option activity under the stock option plans as of September 30, 2011, and changes during the year ended September 30, 2011 is presented below:

		Weighted
		Average Exercise		Aggregate Intrinsic
	Shares	Price	Term	Value
Outstanding at September 30, 2010	281,570	$33.20	5.8 years	$137

Exercised	(17,679)	20.40

Forfeited	—	0.00

Granted	46,240	$35.52

Outstanding at September 30, 2011	310,131	$34.28	5.6 years	$186

Exercisable at September 30, 2011	190,115	$34.08	4.0 years	$186

For the years ended September 30, 2011, 2010 and 2009 respectively, the intrinsic value of options exercised was approximately $257, $13 and $10.  The fair value of options vested during the years ended 2011, 2010 and 2009 was approximately $333, $102 and $94, respectively.

Net cash received from options exercised under all share-based payment arrangements for year ended September 30, 2011 was approximately $138.  The actual tax benefit in stockholders’ equity realized for the tax deductions from option exercise of the share-based payment arrangements and the tax effect of restricted stock vesting totaled $30 for the year ended September 30, 2011.

As of September 30, 2011, there was $640 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. That cost is expected to be recognized over a weighted-average period of 2.7 years.

Stock Awards

A summary of the status of the Company’s non-vested stock awards as of September 30, 2011, and changes during the year then ended is presented below:

		Weighted
		Average Grant Date
	Shares	Fair Value

Non-vested - September 30, 2010	30,990	$32.95
Granted	890	$35.60
Vested	(3,595)	$38.61
Non-vested - September 30, 2011	28,285	$32.31

The fair value of restricted stock vested and the fair value of shares vested as direct compensation for the years ended September 30, 2011, 2010 and 2009, respectively was $139, $172 and $269.

As of September 30, 2011, there was $432 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock award plans. That cost is expected to be recognized over a weighted-average period of  1.76 years.

The Company funds the option shares and restricted stock from authorized, but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Company policy does allow option holders to exercise options with seasoned shares.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

16.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business the Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers. The financial instruments include commitments to extend credit and commitments to sell loans. Those instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets. The contract amounts of those instruments reflect the extent of the involvement the Company has in particular classes of financial instruments.

As of September 30, 2011 the Company had made various commitments to extend credit totaling approximately $52,196.  Most of these commitments are at variable rates. As of September 30, 2010, such commitments totaled approximately $48,788.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being fully drawn upon, the total commitment amount disclosed above does not necessarily represent future cash requirements.

The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if considered necessary by the Company upon extension of credit, is based on management’s credit evaluation of the customer.

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

17.	DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company utilizes fair value measurements to record fair value adjustments to certain financial assets and financial liabilities and to determine fair value disclosures. Available for sale securities are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as securities held-to-maturity, and impaired loans.  These nonrecurring fair value adjustments typically involve other than temporary impairment accounting or impairments of individual assets.  The Company has not disclosed non-financial assets and liabilities recorded at fair value on a recurring or non-recurring basis.

The Company uses a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs such as quoted prices in active markets;

Level 2 - Inputs, other than the quoted prices in active markets, that are observable either directly orindirectly; and

Level 3 - Unobservable inputs in which there is little or no market data, which require the reportingentity to develop its own assumptions.

Following is a description of valuation methodologies used for assets recorded at fair value.

Investment Securities

Securities available for sale are valued at quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, and encompass marketable equity securities.  Level 2 securities include mortgage-backed securities issued by government sponsored entities, municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Impaired Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value, market value of similar debt, or present values of cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At September 30, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral less estimated costs to sell.  Impaired loans where an allowance is established requires classification in the fair value hierarchy. When the fair value of the collateral is based on the observable market price or a current appraised value, less estimated costs to sell, the Company records the impaired loan as nonrecurring Level 3.

Other Real Estate Owned

Other Real Estate Owned (“OREO”), consisting of properties obtained through foreclosure or in satisfaction of loans, is reported at the lower of cost or fair value, determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources, adjusted for estimated selling costs (Level 3). At the time of foreclosure, any excess of the loan balance over the fair value of the real estate held as collateral is treated as a charge against the allowance for loan losses. Gains or losses on sale and generally any subsequent adjustments to the value are recorded as a component of OREO expense.

	Fair Value At September	Fair Value Hierarchy
	30, 2011	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc	$1,833	$—	$1,833	$—
Federal Home Loan Mortgage Corp.	3,434	—	3,434	—
Federal National Mortgage Assoc	17,179	—	17,179	—
	22,446	—	22,446	—

CMOs:
Government National Mortgage Assoc	2,183	—	2,183	—
Marketable equity securities	519	519	—	—
Total recurring	$25,148	$519	$24,629	$—

Assets valued on a non-recurring basis:
CMOs: Private label	$892	$—	$892	$—
Impaired loans	6,821	—	—	6,821
Other real estate owned	1,405	—	—	1,405
Total non-recurring	$9,118	$—	$892	$8,226

	Fair Value At September	Fair Value Hierarchy
	30, 2010	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc	$2,098	$—	$2,098	$—
Federal Home Loan Mortgage Corp.	5,109	—	5,109	—
Federal National Mortgage Assoc	4,669	—	4,669	—
	11,876	—	11,876	—

CMOs:
Government National Mortgage Assoc	2,652	—	2,652	—
Marketable equity securities	468	468	—	—
Total recurring	$14,996	$468	$14,528	$—

Assets valued on a non-recurring basis:
CMOs: Private label	$110	$—	$110	$—
Impaired loans	6,484	—	—	6,484
Other real estate owned	1,181	—	—	1,181
Total non-recurring	$7,775	$—	$110	$7,665

The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation.  Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company’s various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.  The aggregate fair value amounts presented below may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash - For those short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment Securities - For investment securities, fair value is determined as disclosed in the previous investment security disclosure.

Loans - The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers for the same remaining maturities.  No adjustment has been made for illiquidity in the market for loans as there is no active market for many of the Company’s loans on which to reasonably base this estimate.

Federal Home Loan Bank Stock - The carrying value of the Federal Home Loan Bank of Dallas stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank of Dallas.

Bank owned life insurance- The carrying amounts of bank owned life insurance contracts approximate fair value.

Accrued Interest - The carrying amounts of accrued interest approximate fair value.

Deposits - The fair value of demand deposits, savings accounts, and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturities certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank - The fair value of advances is estimated using rates currently available for advances of similar remaining maturities.

Commitments - The fair value of commitments to extend credit was not significant.

The estimated fair values of the Company’s significant financial instruments are as follows at September 30, 2011 and 2010:

	2011		2010
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Financial assets:
Cash and cash equivalents	$29,155	$29,155	$40,655	$40,655
Investment securities	105,746	108,007	74,562	76,707
FHLB stock	5,318	5,318	5,402	5,402
Accrued interest receivable	2,320	2,320	2,480	2,480
Life Insurance contracts	13,905	13,905	13,310	13,310
Loans	608,602	637,872	595,891	630,812
Less allowance for loan losses	8,331	8,331	9,256	9,256
Loans-net of allowance	$600,271	629,541	$586,635	$621,556

Financial liabilities:
Deposits	$598,582	$603,251	$579,355	$588,399
Advances from Federal Home
Loan Bank	$101,183	$116,879	$100,017	$111,619
Accrued interest payable	$319	$319	$429	$429

REGULATORY CAPITAL	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
REGULATORY CAPITAL

18.  REGULATORY CAPITAL

On June 21, 2011, the Bank completed the conversion of its existing federal savings bank charter  to that of a Louisiana commercial bank charter (the “Charter Conversion”).  Upon completion of the Charter Conversion, the Bank became a Louisiana state-chartered commercial bank regulated by the Commissioner of the Office of Financial Institutions of the State of Louisiana (the “Commissioner”) and the Federal Deposit Insurance Corporation (“FDIC”) and the Company became a bank holding company regulated by the Federal Reserve Board.

The Federal Reserve Board has adopted capital adequacy guidelines under which it assesses the adequacy of capital in examining and supervising bank holding companies and in processing applications to it under the Bank Holding Company Act.  The Federal Reserve Board’s capital adequacy guidelines are similar to those previously imposed on the Bank by the Office of Thrift Supervision (“OTS”).  In addition, under Federal Reserve Board policy, a bank holding company is expected to serve as a source of financial strength to each of its subsidiary banks and to commit resources to support each such bank.  Consistent with its source of strength policy for subsidiary banks, the Federal Reserve Board has stated that, as a matter of prudent banking, a bank holding company generally should not maintain a rate of cash dividends unless its net income available to common shareholders has been sufficient to fund fully the dividends, and the prospective rate of earnings retention appears to be consistent with the corporation’s capital needs, asset quality and overall financial condition.

Risk-based capital regulations adopted by the Board of Governors of the Federal Reserve Board and the FDIC require bank holding companies and banks, respectively, to achieve and maintain specified ratios of capital to risk-weighted assets.  The risk-based capital rules are designed to measure Tier 1 Capital and Total Capital in relation to the credit risk of both on –and off-balance sheet items.  Under the guidelines, one of four risk weights is applied to the different on-balance sheet items.  Off-balance sheet items, such as loan commitments, are also subject to risk-weighting after conversion to balance sheet equivalent amounts.  All bank holding companies and banks must maintain a minimum total capital to total risk-weighted assets ratio of 8.00%, at least half of which must be in the form of core, Tier 1, capital (consisting of common equity, retained earnings, and a limited amount of qualifying perpetual preferred stock and trust preferred securities, net of goodwill and other intangible assets and accumulated other comprehensive income).  These guidelines also specify that bank holding companies that are experiencing internal growth or making acquisitions will be expected to maintain strong capital positions substantially above the minimum supervisory levels.

Under current Office of Financial Institutions regulations and prior Office of Thrift Supervision regulations, the Bank is required to maintain certain levels of capital.  At September 30, 2011 and 2010 the Bank was in compliance with its regulatory capital requirements as follows:

					To be well
					capitalized under
			For capital		Prompt corrective
			adequacy purposes		action provisions
	Actual		Required		Required
	Amount	%	Amount	%	Amount	%
Bank
As of September 30, 2011
Total Risk based capital	$75,082	14.30%	$42,029	8.0%	$52,537	10.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	13.02%	$21,015	4.0%	$31,552	6.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	8.77%	$31,221	4.0%	$39,026	5.0%
(to average asses)

Bank
As of September 30, 2010*
Total Risk based capital	$70,772	13.5%	$41,888	8.0%	$52,360	10.0%
(to risk-weighted assets)
Tier 1 capital	$64,220	12.3%	$20,944	4.0%	$31,416	6.0%
(to risk-weighted assets)
Tier 1 capital	$64,220	8.5%	$30,205	4.0%	$37,757	5.0%
(to average asses)

*- The 2010 amounts have been reclassified to conform to FDIC presentation.

The Company is also subject to certain capital requirements.  At September 30, 2011 the Tier 1 risk-based capital ratio, Tier 1 capital ratio and the total risk-based capital ratio were 14.2%, 9.59% and 15.49%, respectively.  The Company was not subject to capital requirements at September 30, 2010.

For the Bank to be well capitalized under current risk-based capital standards, it is required to have Tier I capital of at least 6% and total risk-based capital of 10%.  Based on these standards, the Bank is categorized as well capitalized at September 30, 2011.  Management believes that under current regulations, the Bank will continue to meet its minimum capital requirements in the foreseeable future. Events beyond the control of the Bank, such as increased interest rates or a downturn in the economy in areas in which the Bank operates could adversely affect future earnings and as a result, the ability of the Bank to meet its future minimum capital requirements.

The Bank is required under federal regulations to maintain sufficient liquidity for its safe and sound operation. The Bank believes that it maintains sufficient liquidity to operate the Bank in a safe and sound manner.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the previous table) of risk-based capital (as defined in the regulations) to risk weighted assets (as defined), total Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined).  Management believes, as of September 30, 2011, that the Bank meets all capital adequacy requirements to which it is are subject.

As of September 30, 2011, the most recent notification from its regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 core capital and Tier 1 leverage ratios as set forth in the previous tables.  There are no conditions or events since the notification that management believes have changed the Bank’s category.  The Bank’s actual capital amounts and ratios as of September 30, 2011 and 2010 are also presented in the previous table.

The holding company did not have regulatory capital requirements at September 30, 2010, due to its prior status as a unitary thrift holding company.

The Bank’s liquidity is a measure of its ability to fund loans, pay withdrawals of deposits, and other cash outflows in an efficient, cost effective manner. The Bank’s primary sources of funds are deposits, scheduled amortization and prepayments on loan and mortgage-backed securities, and advances from the FHLB.  As of September 30, 2011, FHLB borrowed funds totaled $108.2 million.  FHLB advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans.  Additional borrowing capacity of approximately $165 million is available from the FHLB based on current collateral levels.  The Bank, if the need arises, may also access a line of credit in the amount of $17.8 million provided by a bank to supplement its supply of lendable funds and to meet deposit withdrawal requirements.  Loan repayments, maturing investments and mortgage-backed securities prepayments are greatly influenced by general interest rates and economic conditions.

SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY

19.	SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)

Balance Sheets

	At September 30,
	2011	2010
Assets:
Investment in subsidiary	$73,194	$69,193
Cash and cash equivalents	4,799	4,989
Other	1,999	1,331
Total assets	$79,987	$75,513

Stockholders’ equity	$79,987	$75,513

Statements of Earnings

	Year ended September 30,
	2011	2010	2009
Dividends received from subsidiary	$4,000	$3,650	$3,500
Equity in earnings of
subsidiary (less than)
greater than dividends received	3,578	3,704	3,956
Interest income from subsidiary	5	23	72
Management fees and other
allocated to the Parent	(77)	(77)	(77)
Other expenses-net	(278)	(199)	(315)

Net income	$7,228	$7,101	$7,136

Statements of Cash Flows

	Year ended September 30,
	2011	2010	2009
Cash flows from operating activities	$3,487	$3,190	$3,170

Cash flows from investing activities:
Purchase of securities available-for-sale	(150)	(178)	(12)
Proceeds from sale of securities	232	577	201
Net cash provided by
investing activities	82	399	189
Cash flows from financing activities:
Dividends paid	(2,967)	(2,945)	(2,950)
Proceeds from exercise of stock options	138	(19)	(14)
Net loan activity with ESOP	261	260	(586)
Cash paid for purchase of
common stock for treasury	(1,196)	(628)	(921)
Net cash used in financing
Activities	(3,764)	(3,332)	(4,471)
Net (decrease) increase in cash and cash equivalents	(195)	257	(1,112)
Cash and cash equivalents - beginning of year	4,989	4,732	5,844
Cash and cash equivalents - end of year	$4,794	$4,989	$4,732